Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties	Management fee income

	Year ended December 31,
	2020	2019	2018
	US$ in millions
LVS	$—	$—	$1
Fellow subsidiaries	4	5	4
	$4	$5	$5

Management fee expense

	Year ended December 31,
	2020	2019	2018
	US$ in millions
LVS	$10	$19	$20
Fellow subsidiaries	3	7	7
	$13	$26	$27

Related party balances	Year-end balances between the Group and related companies

	December 31,
	2020	2019
	US$ in millions
Receivables from related companies:
LVS	$1	$—
Fellow subsidiaries	—	2
	$1	$2

The receivables from related companies are unsecured, interest free and have a credit term of 45 days.

		December 31,
		2020	2019
	Note	US$ in millions
Payables to related companies:
LVS		$—	$3
Intermediate holding company		3	5
Fellow subsidiaries		—	1
	20	$3	$9